CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

The aggregate balance of the convertible notes payable is as follows at:

	December 31, 2022	December 31, 2021
Convertible notes payable	$-	$7,613,292
Accrued interest	-	356,238
Less: unamortized deferred financing costs	-	(19,158)
Less: unamortized discount	-	(92,793)
Convertible note payable, net	$-	$7,857,579